CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due from related parties	$ 3,003	$ 2,253
Accounts payable	106,889	111,587
Accrued and other short-term liabilities	118,442	150,275
Receipts in advance	64,414	67,902
Accrued salary and benefits	25,350	24,167
Taxes payable	64,082	76,688
Due to related parties	27,102	22,594
Long-term liabilities	$ 10,721	$ 5,686
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	7,689,800	20,001,418
Class A Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125	571,242,125
Ordinary Shares, shares issued (in shares)	114,623,841	124,454,683
Ordinary Shares, shares outstanding (in shares)	106,934,041	104,453,265
Class B Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875	278,757,875
VIEs [Member]
Accounts payable	$ 72,611	$ 66,186
Accrued and other short-term liabilities	39,502	55,694
Receipts in advance	7,944	8,981
Accrued salary and benefits	1,047	1,250
Taxes payable	2,159	6,084
Due to related parties	646	108
Long-term liabilities	$ 1,023	$ 1,130